Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of reportable segments

	Sports Gaming	Affiliate Marketing
	Client Services	Services	Total

Revenue	$2,278,814	$—	$2,278,814

Adjusted EBITDA	356,032	(1,429,697)

Adjusted for
Depreciation and amortization	96,116	36,914	133,030
Interest income	—	(23,468)	(23,468)
Interest expense	—	1,375	1,375
Income tax provision	—	970	970
Loan forgiveness	—	(46,500)	(46,500)
Net income (loss) attributable to common shareholders	$259,916	$(1,398,988)	$(1,139,072)

Summarized financial information for the Company's reportable segments for the year ended December 31, 2019, is shown below:

	Sports Gaming	Affiliate Marketing
	Client Services	Services	Total

Revenue	$2,381,737	$—	$2,381,737

Adjusted EBITDA	259,531	(543,438)

Adjusted for
Depreciation and amortization	96,373	1,483	97,857
Interest income	—	(15,777)	(15,777)
Interest expense	—	20,037	20,037
Income tax provision	—	(79,870)	(79,870)
Loan forgiveness	—	—	—
Net income (loss) attributable to common shareholders	$163,158	$(469,311)	$(306,153)

Schedule Of Reconciliation Of Revenue From Segments To Consolidated

	Six months ended June 30
	2021	2020

Customer A	37%	30%
Customer B	24%	19%
Customer C	12%	11%
Customer D	*	11%

* Revenue from customer was less than 10% for the six months ended June 30, 2021

	2020	2019

Customer A	18%	13%
Customer B	13%	11%
Customer C	13%	17%
Customer D	28%	18%
Customer E	*	25%

* Revenue from customer was less than 10% for the year ended December 31, 2020.

Schedule Of Company’s reportable segments

	Sports Gaming	Affiliate
	Client Services	Marketing Services	Total

Revenue	$1,528,425	$103,541	$1,631,966

Adjusted EBITDA	124,389	(1,324,804)	(1,200,415)

Adjusted for
Stock compensation expense	17,073	46,160	63,233
Transaction and financing expenses	—	883,990	883,990
Commitment fee expense	—	18,851,927	18,851,927
Depreciation and amortization	46,734	48,147	94,881
Interest income	—	(5,862)	(5,862)
Interest expense	—	—	—
Income tax provision	—	700	700

Net income (loss) attributable to common shareholders	$60,582	$(21,149,866)	$(21,089,284)

Summarized financial information for the Company’s reportable segments for the six months ended June 30, 2020 is shown below:

	Sports Gaming	Affiliate
	Client Services	Marketing Services	Total

Revenue	$1,349,825	$—	$1,349,825

Adjusted EBITDA	203,897	(403,004)	(199,107)

Adjusted for
Stock compensation expense	—	—	—
Transaction and financing expenses	—	—	—
Commitment fee expense	—	—	—
Depreciation and amortization	47,357	1,336	48,693
Interest income	—	(13,734)	(13,734)
Interest expense	—	1,375	1,375
Income tax provision	—	150	150

Net income (loss) attributable to common shareholders	$156,540	$(392,131)	$(235,591)